American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2019

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 1.9%
Boeing Co. (The)	9,790	3,724,801
Automobiles — 1.2%
Tesla, Inc.(1)	10,390	2,502,639
Banks — 2.2%
JPMorgan Chase & Co.	20,400	2,400,876
U.S. Bancorp	37,190	2,058,095
		4,458,971
Beverages — 1.7%
Constellation Brands, Inc., Class A	15,980	3,312,334
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(1)	4,490	439,751
Biogen, Inc.(1)	6,350	1,478,407
Bluebird Bio, Inc.(1)	4,100	376,462
Ionis Pharmaceuticals, Inc.(1)	13,260	794,406
Regeneron Pharmaceuticals, Inc.(1)	8,420	2,335,708
Sage Therapeutics, Inc.(1)	5,080	712,673
		6,137,407
Capital Markets — 0.9%
MSCI, Inc.	8,380	1,824,745
Chemicals — 1.3%
Ecolab, Inc.	12,840	2,542,834
Electrical Equipment — 1.3%
Acuity Brands, Inc.	18,860	2,542,139
Electronic Equipment, Instruments and Components — 1.4%
Cognex Corp.	13,830	679,468
Keyence Corp.	1,200	747,645
Yaskawa Electric Corp.	34,800	1,292,647
		2,719,760
Entertainment — 3.8%
Netflix, Inc.(1)	9,550	2,555,771
Walt Disney Co. (The)	38,580	5,027,746
		7,583,517
Food and Staples Retailing — 2.0%
Costco Wholesale Corp.	13,630	3,926,939
Health Care Equipment and Supplies — 4.7%
ABIOMED, Inc.(1)	2,960	526,554
Edwards Lifesciences Corp.(1)	9,120	2,005,579
IDEXX Laboratories, Inc.(1)	5,020	1,365,089
Intuitive Surgical, Inc.(1)	9,460	5,107,738
Tandem Diabetes Care, Inc.(1)	5,800	342,084
		9,347,044
Health Care Providers and Services — 3.0%
UnitedHealth Group, Inc.	28,070	6,100,172

Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	4,270	3,588,807
Starbucks Corp.	34,830	3,079,669
		6,668,476
Household Products — 0.9%
Colgate-Palmolive Co.	25,230	1,854,657
Interactive Media and Services — 11.1%
Alphabet, Inc., Class A(1)	4,770	5,824,838
Alphabet, Inc., Class C(1)	5,810	7,082,390
Facebook, Inc., Class A(1)	43,670	7,776,753
Tencent Holdings Ltd.	37,300	1,583,001
		22,266,982
Internet and Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	7,190	12,481,193
IT Services — 13.5%
Mastercard, Inc., Class A	39,350	10,686,279
PayPal Holdings, Inc.(1)	41,890	4,339,385
Square, Inc., Class A(1)	29,210	1,809,560
Visa, Inc., Class A	59,080	10,162,351
		26,997,575
Machinery — 2.5%
Cummins, Inc.	10,930	1,777,983
Donaldson Co., Inc.	13,040	679,123
Nordson Corp.	5,810	849,771
Wabtec Corp.	22,920	1,647,031
		4,953,908
Oil, Gas and Consumable Fuels — 0.7%
EOG Resources, Inc.	18,580	1,379,008
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	18,250	3,630,838
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(1)	34,060	905,655
Road and Rail — 1.2%
J.B. Hunt Transport Services, Inc.	21,810	2,413,277
Semiconductors and Semiconductor Equipment — 3.0%
Analog Devices, Inc.	20,100	2,245,773
Applied Materials, Inc.	25,900	1,292,410
Maxim Integrated Products, Inc.	17,150	993,157
Xilinx, Inc.	16,020	1,536,318
		6,067,658
Software — 10.2%
DocuSign, Inc.(1)	34,420	2,131,287
Microsoft Corp.	74,510	10,359,125
Paycom Software, Inc.(1)	2,470	517,440
salesforce.com, Inc.(1)	43,230	6,417,061
Splunk, Inc.(1)	7,360	867,450
		20,292,363
Specialty Retail — 4.0%
Ross Stores, Inc.	23,600	2,592,460

TJX Cos., Inc. (The)	97,960	5,460,290
		8,052,750
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	75,700	16,954,529
Textiles, Apparel and Luxury Goods — 2.8%
NIKE, Inc., Class B	43,810	4,114,635
Under Armour, Inc., Class C(1)	77,930	1,412,871
		5,527,506
TOTAL COMMON STOCKS (Cost $71,993,649)		197,169,677
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,017,028)	6,380	1,018,439
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $1,044,310), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $1,023,542)		1,023,491
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $172,291), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $168,004)		168,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,548	1,548
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,193,039)		1,193,039
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $74,203,716)		199,381,155
OTHER ASSETS AND LIABILITIES — 0.2%		430,029
TOTAL NET ASSETS — 100.0%		$199,811,184

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	709,437	JPY	76,196,400	Bank of America N.A.	12/30/19	$96

NOTES TO SCHEDULE OF INVESTMENTS
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	193,546,384	3,623,293	—
Exchange-Traded Funds	1,018,439	—	—
Temporary Cash Investments	1,548	1,191,491	—
	194,566,371	4,814,784	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	96	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.